Segment Information - Schedule of Segment Reporting Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total operating revenues	$ 538,357	$ 387,346	$ 411,574	$ 613,505	$ 488,566	$ 371,799	$ 409,768	$ 657,645	$ 517,651	$ 352,592	$ 388,505	$ 628,440	$ 1,950,782	$ 1,927,778	$ 1,887,188
Interest revenue													461	924	485
Interest expense													63,700	68,020	69,602
Depreciation and amortization													236,817	223,422	200,469
Income tax expense													77,942	75,276	63,303
Segment net income	57,303	(2,864)	10,108	80,773	62,393	(4,305)	(3,676)	78,919	55,324	(15,641)	4,055	68,549	145,320	133,331	112,287
Segment assets	4,565,174				4,488,057				4,276,007				4,565,174	4,488,057	4,276,007
Capital expenditures													364,276	395,712	380,991
Revenues from unaffiliated customers [Member]
Segment Reporting Information [Line Items]
Revenues													1,862,629	1,844,404	1,795,067
Intersegment sales [Member]
Segment Reporting Information [Line Items]
Revenues													88,153	83,374	92,121
Gas Operations [Member]
Segment Reporting Information [Line Items]
Total operating revenues													1,300,154	1,321,728	1,403,366
Interest revenue													456	915	465
Interest expense													62,555	66,957	68,777
Depreciation and amortization													193,848	186,035	175,253
Income tax expense													65,377	64,973	49,576
Segment net income													124,169	116,619	91,420
Segment assets	4,272,029				4,204,948				4,048,613				4,272,029	4,204,948	4,048,613
Capital expenditures													314,578	308,951	305,542
Gas Operations [Member] | Revenues from unaffiliated customers [Member]
Segment Reporting Information [Line Items]
Revenues													1,300,154	1,321,728	1,403,366
Construction Services [Member]
Segment Reporting Information [Line Items]
Total operating revenues													650,628	606,050	483,822
Interest revenue													5	9	20
Interest expense													1,145	1,063	825
Depreciation and amortization													42,969	37,387	25,216
Income tax expense													12,565	10,303	13,727
Segment net income													21,151	16,712	20,867
Segment assets	293,811				283,109				227,394				293,811	283,109	227,394
Capital expenditures													49,698	86,761	75,449
Construction Services [Member] | Revenues from unaffiliated customers [Member]
Segment Reporting Information [Line Items]
Revenues													562,475	522,676	391,701
Construction Services [Member] | Intersegment sales [Member]
Segment Reporting Information [Line Items]
Revenues													88,153	83,374	92,121
Adjustments [Member]
Segment Reporting Information [Line Items]
Segment assets	$ (666)												$ (666)